Investment Strategy	Aug. 31, 2025
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX), Class R3 (NEMRX), Class R6 (NREMX) | Neuberger Berman Emerging Markets Equity Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

To pursue its goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries. These include securities of companies (1) that are traded principally on a stock exchange or over-the-counter in emerging market countries, (2) that are organized under the laws of and/or have a principal office in emerging market countries, or (3) that derive 50% or more of their total revenues from, and/or have 50% or more of their total assets in, goods produced, sales made, profits generated or services performed in emerging market countries. The Fund considers emerging market countries to be countries included in the MSCI Emerging Markets Index.

The Portfolio Managers use a bottom-up, research-driven securities selection approach focusing on businesses which they believe exhibit a significant discount to intrinsic value while factoring in economic, legislative and business developments to identify countries and sectors that they believe may be particularly attractive.

The Portfolio Managers believe that in-depth, strategic and financial research is the key to identifying undervalued companies and seeks to identify companies that in their view have a strong potential for recovery or appear to be disproportionately impacted by market sentiment to regional, country-specific or sector-level events and which are trading at what they believe to be attractive valuations.

The Fund seeks to reduce risk by diversifying among many industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to invest across a broad range of countries and geographical regions. The Fund may also invest in equity securities of issuers located in frontier markets.

The Fund may invest in companies of any market capitalization. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock, depositary receipts and China A-shares using the “connect programs” of local stock exchanges in China, such as the Shanghai-Hong Kong Stock Connect Program, the Shenzhen-Hong Kong Stock Connect Program or other similar programs.

The Fund may invest in exchange traded funds (“ETFs”). The Fund may also invest in foreign real estate companies.

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption. The Fund may also invest in private companies, including companies that have not yet issued securities publicly in an initial public offering.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.